UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net (Loss)/Income	$ (3,694)	$ 987
Adjustments to reconcile net (loss)/income to net cash (used in)/ provided by operating activities
Depreciation expense	1,181	339
Amortization of finance costs	46	0
Issuance costs and loss on warrants	1,830	0
Amortization of deferred drydocking costs	259	178
(Increase)/decrease in:
Trade receivables	(160)	(17)
Due from manager	0	(159)
Inventories	(161)	11
Prepayments and advances	(30)	(2)
Other current assets	5	13
Increase/(decrease) in:
Due to manager	141	(9)
Accounts payable	(34)	7
Deferred revenue	31	(247)
Accrued liabilities	315	(81)
Payments for drydocking	0	(63)
Net cash (used in) / provided by operating activities	(271)	957
Cash flows from investing activities
Vessel acquisition and improvements	(5,826)	(2)
Net cash used in investing activities	(5,826)	(2)
Cash flows from financing activities
Proceeds from issuance of common shares	11,085	0
Return of additional paid-in capital	(153)	(3,000)
Finance and issuance costs paid	(302)	(180)
Repayments of long-term debt	(1,490)	0
Net cash provided by / (used in) financing activities	9,140	(3,180)
Net increase/(decrease) in cash, cash equivalents and restricted cash	3,043	(2,225)
Cash, cash equivalents and restricted cash at the beginning of the period	1,446	2,702
Cash, cash equivalents and restricted cash at the end of the period	4,489	477
Supplemental cash flow information
Cash paid for interest	783	0
Non-cash financing activities:
Finance lease liability	21,697	0
Dividend paid in kind on Series A Preferred Shares	2,249	0
Non-cash investing activities:
Vessel acquisition	21,697	0
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	3,789	477
Restricted cash, current	200	0
Restricted cash, non-current	500	0
Total cash, cash equivalents and restricted cash	$ 4,489	$ 477